FAIR VALUE MEASUREMENTS (Tables) - Apex Technology Acquisition Corp [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of fair value of held-to-maturity securities

The gross holding losses and fair value of held-to-maturity securities at December 31, 2020 and 2019 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding (Loss) Gains	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 1/19/2021)	$176,531,482	$2,987	$176,534,469

December 31, 2019	U.S. Treasury Securities (Mature on 3/19/2020)	$351,713,981	$281,644	$351,995,625

Schedule of fair value measured on recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Investments – U.S. Treasury Securities Money Market Fund	1	$351,889,481	$175,325,383

Liabilities:
Warrant Liability – Public Warrants	1	45,850,000	74,900,000
Warrant Liability – Private Placement Warrants	3	1,397,250	2,519,100

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Investments – U.S. Treasury Securities Money Market Fund	1	$175,325,383	$94,650
Liabilities:
Warrant Liability – Public Warrants	1	74,900,000	20,125,000
Warrant Liability – Private Placement Warrants	3	2,519,100	822,150

Schedule of changes in fair value of Level 3 warrant liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities (Level 3)
Fair value as of April 5, 2019 (inception)	$—	$—	$—
Initial measurement on September 19, 2019	724,950	23,275,000	23,299,950
Change in valuation inputs or other assumptions	97,200	(175,000)	(77,800)
Transfer from Level 3 to Level 2 measurement	—	(23,100,000)	(23,100,000)
Fair value as of December 31, 2019	822,150	—	82,500
Change in valuation inputs or other assumptions (1)	1,696,950	—	1,696,950
Fair value as of December 31, 2020	2,519,000	—	2,519,000

(1)

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $23,100,000 during the period from April 5, 2019 through December 31, 2019.

Schedule of modified black- scholes option pricing model

The key inputs into the Modified Black-Scholes Option Pricing Model for the Warrants were as follows:

Input:	March 31, 2021	December 31, 2020
Risk-free interest rate	0.95%	0.42%
Expected term (years)	5.1	5.4
Expected volatility	34.8%	34.5%
Exercise price	$11.50	$11.50
Fair value of Units	$11.08	$15.01

Schedule of fair value of warrant liabilities

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$2,519,000	$74,900,000	$77,419,100
Change in valuation inputs or other assumptions(1)	(1,121,850)	(29,050,000)	(30,171,850)

Fair value as of March 31, 2021	$1,397,250	$45,850,000	$47,247,250

(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the consolidated statement of operations.